Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available for sale securities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Fair Value, beginning of year	$ 595	$ 589
Total gains (losses) included in other comprehensive income		6
Purchases
Fair Value, end of year	$ 595	$ 595